Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2024
Other non-current assets
Schedule of other non-current assets

	As of December 31,
	2023	2024
	RMB	RMB	US$ (Note 2(d))
Deposits	1,813	5,765	790
Receivables from employees	8,551	4,125	562
Long-term prepayments to a supplier (a)	29,341	—	—
Receivables for disposal of subsidiaries (Note 4)	5,850	9,318	1,279
Others	10,405	—	—
Total	55,960	19,208	2,631

(a) This represents the prepayment of hotel resources the Group prepaid to a third party supplier which are expected to be utilized over one year.

Schedule of provision for other loans receivable

	For the Years Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$(Note 2 (d))
Balance at the beginning of year	10,944	7,965	7,682	1,082
Addition	1,894	682	820	112
Write-offs	—	—	(4,574)	(627)
Reversal	(4,873)	(965)	(1,475)	(202)
Balance at the end of year	7,965	7,682	2,453	336